RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE D — RELATED PARTY TRANSACTIONS

On July 9, 2010, the Company issued to its sponsor 1,078,125 ordinary shares for an aggregate amount of $25,000 in cash.  On October 8, 2010, the Company effected a share combination (reverse stock split) of its issued and outstanding ordinary shares, with each ordinary share being combined into 0.933333 ordinary shares.  On November 9, 2010, the Company effected another share combination (reverse stock split) of its issued and outstanding ordinary shares, with each ordinary share being combined into 0.5714286 ordinary shares. On December 9, 2010, the Company effected a 1.1 for 1 share split (forward) of its issued and outstanding ordinary shares. As a result, the Company’s sponsor (and sole shareholder) was left with 632,500 ordinary shares (up to 82,500 of which were subjected to forfeiture if the underwriters’ over-allotment option was not exercised in full). On January 25, 2011, the Company redeemed from its sponsor, at nominal cost, an aggregate of 58,625 ordinary shares. The Company redeemed these ordinary shares in order to maintain the sponsor’s 20% ownership interest in the Company after giving effect to partial exercise of the underwriters’ over-allotment option. All share information in the Company’s financial statements have been retroactively restated for the effect of the share splits. The sponsor has agreed that the ordinary shares purchased by it prior to consummation of the Offering will not be sold or transferred until one year following consummation of a Business Transaction, subject to certain limited exceptions.

The Company entered into an unsecured promissory note with the Company’s sponsor in an aggregate principal amount of $125,000 on July 9, 2010. The note did not bear interest. The note was payable on the earlier of (i) July 9, 2011 or (ii) the date of the consummation of the Offering. This promissory note was repaid on December 15, 2010.

During the period, an affiliate of the Company paid certain vendor bills on behalf of the Company in the amount of $37,700.  The advance was non-interest bearing and payable upon the earlier of July 9, 2011 or upon consummation of the Offering. This amount was repaid on August 23, 2010.

The sponsor purchased on December 12, 2010, in a private placement, 2,000,000 warrants prior to the Offering at a price of $0.75 per warrant (a purchase price of $1,500,000) from the Company. Based on the observable market prices, the Company believes that the purchase price of $0.75 per warrant for such warrants exceeded the fair value of such warrants on the date of the purchase. The valuation was based on comparable initial public offerings by blank check companies in 2009 and 2010. The sponsor has agreed that the warrants purchased by it will not be sold or transferred until 30 days following consummation of a Business Transaction, subject to certain limited exceptions. If the Company does not complete a Business Transaction, then the proceeds will be part of the liquidating distribution to the public shareholders and the warrants issued to the sponsor will expire worthless. The Company classifies the private placement warrants within permanent equity as additional paid-in capital in accordance with FASB ASC 815 derivatives and hedging.

On December 9, 2010, the Company entered into an Administrative Services Agreement with FWC Management Services Ltd, an entity controlled by two officers of the Company, for an estimated aggregate monthly fee of $7,500 for office space, secretarial, and administrative services. This agreement expires upon the earlier of the successful completion of the Company’s Business Transaction or 21 months from December 9, 2010, the date of the prospectus. Through December 31, 2011, $90,000 has been incurred under this agreement.

The sponsor will be entitled to registration rights pursuant to a registration rights agreement signed on December 9, 2010, the date of the prospectus for the Offering. The sponsor will be entitled to demand registration rights and certain “piggy-back” registration rights with respect to its ordinary shares, the warrants and the ordinary shares underlying the warrants, commencing on the date such ordinary shares or warrants are released from lockup. The Company will bear the expenses incurred in connection with the filing of any such registration statements.